Background And Basis Of Presentation	12 Months Ended
Dec. 31, 2011
Background And Basis Of Presentation [Abstract]
Background And Basis Of Presentation

Note 1. Background and Basis of Presentation:

Background

Philip Morris International Inc. is a holding company incorporated in Virginia, U.S.A., whose subsidiaries and affiliates and their licensees are engaged in the manufacture and sale of cigarettes and other tobacco products in markets outside of the United States of America. Throughout these financial statements, the term "PMI" refers to Philip Morris International Inc. and its subsidiaries.

Prior to March 28, 2008, PMI was a wholly owned subsidiary of Altria Group, Inc. ("Altria").

Basis of presentation

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent liabilities at the dates of the financial statements and the reported amounts of net revenues and expenses during the reporting periods. Significant estimates and assumptions include, among other things, pension and benefit plan assumptions, useful lives and valuation assumptions of goodwill and other intangible assets, marketing programs and income taxes. Actual results could differ from those estimates.

The consolidated financial statements include PMI, as well as its wholly owned and majority-owned subsidiaries. Investments in which PMI exercises significant influence (generally 20%-50% ownership interest) are accounted for under the equity method of accounting. Investments in which PMI has an ownership interest of less than 20%, or does not exercise significant influence, are accounted for with the cost method of accounting. All intercompany transactions and balances have been eliminated.